Securities Trading and Intermediation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Summary of Securities Trading and Intermediation Assets and Liabilities [Abstract]
Summary of Securities Trading and Intermediation Assets and Liabilities
Represented by operations at B3 on behalf of and on account of third parties, with liquidation operating cycle between D+1 and D+3.

	September 30, 2020	December 31, 2019
Cash and settlement records	378,727	13,823
Debtors pending settlement	967,599	477,646
Other	137,181	13,514

Total Assets	1,483,507	504,983

Cash and settlement records	378,030	474,759
Creditors pending settlement	14,781,681	8,639,787

Total Liabilities	15,159,711	9,114,546

Represented by operations at B3 on behalf of and on account of third parties, with liquidation operating cycle between D+1 and D+3.

	2019	2018
Cash and settlement records	13,823	164,322
Debtors pending settlement	477,646	731,611
Other	13,514	2,379

Total Assets	504,983	898,312

Cash and settlement records	474,759	90,056
Creditors pending settlement	8,639,787	5,216,572

Total Liabilities	9,114,546	5,306,628